Note 17 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Note 17 - Interest and Finance Costs
Interest Finance Costs [Table Text Block]
	For the year ended December 31,
	2023	2024	2025
Interest expense	$126,790	$117,072	$90,158
Interest capitalized	-	-	(466)
Derivatives’ effect	(17,998)	(19,023)	(9,472)
Amortization and write-off of financing costs	7,133	6,436	6,277
Amortization of excluded component related to cash flow hedges	2,824	4,110	4,092
Bank charges and other financing costs	874	1,025	770
Total	$119,623	$109,620	$91,359